INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, gross carrying amount (Details) - USD ($)	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Intangible assets
Balance at beginning of the period	$ 76,704,869
Balance at end of the period	174,288,295
Gross carrying amount
Intangible assets
Balance at beginning of the period	94,229,557	$ 78,019,203
Additions	8,677,987	4,055,008
Additions from business combination	96,818,958
Foreign currency translation	48,219	8,666,235
Balance at end of the period	199,774,721	90,740,446
HB4 and breeding program
Intangible assets
Balance at beginning of the period	29,802,534
Balance at end of the period	31,032,302
HB4 and breeding program | Gross carrying amount
Intangible assets
Balance at beginning of the period	31,371,088	27,611,142
Additions	2,499,931	2,810,616
Balance at end of the period	33,871,019	30,421,758
Integrated products
Intangible assets
Balance at beginning of the period	3,137,158
Balance at end of the period	3,133,465
Integrated products | Gross carrying amount
Intangible assets
Balance at beginning of the period	3,181,155	2,558,220
Foreign currency translation	32,667	501,418
Balance at end of the period	3,213,822	3,059,638
Microbiology product
Intangible assets
Balance at beginning of the period	5,792,348
Balance at end of the period	48,170,016
Microbiology product | Gross carrying amount
Intangible assets
Balance at beginning of the period	8,855,421	6,037,680
Additions	5,979,853	789,171
Additions from business combination	39,613,280
Foreign currency translation	3,064	1,143,103
Balance at end of the period	54,451,618	7,969,954
Trademarks and patents
Intangible assets
Balance at beginning of the period	8,267,041
Balance at end of the period	63,681,707
Trademarks and patents | Gross carrying amount
Intangible assets
Balance at beginning of the period	12,183,045	9,824,171
Additions	61,803
Additions from business combination	55,420,441
Foreign currency translation		1,912,757
Balance at end of the period	67,665,289	11,736,928
Software
Intangible assets
Balance at beginning of the period	2,167,985
Balance at end of the period	1,316,375
Software | Gross carrying amount
Intangible assets
Balance at beginning of the period	5,176,373	3,784,593
Additions	136,400	455,221
Foreign currency translation	12,488	844,491
Balance at end of the period	5,325,261	5,084,305
Customer loyalty
Intangible assets
Balance at beginning of the period	22,537,803
Balance at end of the period	21,954,430
Customer loyalty | Gross carrying amount
Intangible assets
Balance at beginning of the period	28,462,475	23,203,397
Additions from business combination	1,785,237
Foreign currency translation		4,264,466
Balance at end of the period	30,247,712	27,467,863
GLA/ARA safflower | Gross carrying amount
Intangible assets
Balance at beginning of the period		5,000,000
Balance at end of the period		$ 5,000,000
RG/RS/OX Wheat
Intangible assets
Balance at beginning of the period	5,000,000
Balance at end of the period	5,000,000
RG/RS/OX Wheat | Gross carrying amount
Intangible assets
Balance at beginning of the period	5,000,000
Balance at end of the period	$ 5,000,000